Subsequent Events (Details Narrative) - USD ($)					1 Months Ended	6 Months Ended
	Mar. 12, 2015	Jan. 28, 2015	Jan. 07, 2015	Dec. 26, 2014	Jul. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 16, 2014	Feb. 07, 2014	Dec. 31, 2013
Short term loan, amount		$ 30,000
Short term loan, interest rate						3.00%
Short term loan, principal and interest due date						Apr. 28, 2015
Sales of securities, number of units						$ 1,125,222
Sales of securities, price per unit						$ 0.30			$ 0.155
Sale of laboratory equipment net book value						$ 17,272	$ 20,611			$ 26,041
Sale of laboratory equipment, gross						$ 42,053	$ 42,053			$ 1,033,217
Laboratory Equipment [Member]
Sale of laboratory equipment net book value								$ 0
Sale of laboratory equipment, gross								$ 95,000
Sale of laboratory equipment, payments				$ 85,000
One Class E Warrant [Member]
Warrants to purchase restricted common stock, price per share						$ 0.1667
Warrant expiration date						Mar. 31, 2020
Subsequent Event [Member]
Short term loan, amount		$ 30,000
Short term loan, interest rate		3.00%
Short term loan, principal and interest due date		Apr. 28, 2015
Sales of securities, number of units	$ 340,000				$ 25,000
Sales of securities, price per unit	$ 0.30				$ 0.30
Issuance of restricted common stock, each unit consisted of one share	1,133,331				83,333
Subsequent Event [Member] | Laboratory Equipment [Member]
Sale of laboratory equipment, payments			$ 10,000
Subsequent Event [Member] | Two Class D Warrants [Member]
Warrants to purchase restricted common stock, price per share	$ 0.10				$ 0.10
Warrant expiration date	Mar. 31, 2020				Mar. 31, 2020
Restricted common stock units description					Each unit consisted of 1 share of restricted common stock (83,333 shares), 2 Class D warrants, each to purchase 1 share of restricted common stock at $0.10 per share, which expire March 31, 2020, and 1 Class E warrant to purchase 3/4 of 1 share of restricted common stock at $0.1667 per share, which expires March 31, 2020.
Subsequent Event [Member] | One Class E Warrant [Member]
Warrants to purchase restricted common stock, price per share	$ 0.1667				$ 0.1667
Warrant expiration date	Mar. 31, 2020				Mar. 31, 2020
Subsequent Event [Member] | Two Class D Warrants Per Unit [Member]
Warrants to purchase restricted common stock, shares per unit	2
Subsequent Event [Member] | One Class E Warrant Per Unit [Member]
Warrants to purchase restricted common stock, shares per unit	0.75